Bank Loans and Notes Payables	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Bank Loans and Notes Payables	Bank Loans and Notes Payables

Expressed in millions of mexican pesos. (1)	2023	2024	2025	2026	2027	2028 and following years	Carrying value as of December 31, 2022	Fair value as of December 31, 2022	Carrying value as of December 31, 2021

Short- term debt:
Fixed rate debt:
Argentine pesos
Bank loans	—	—	—	—	—	—	—	—	461
Interest rate	—	—	—	—	—	—	—	—	41.02%
Uruguayan pesos
Bank loans	—	—	—	—	—	—	—	—	184
Interest rate	—	—	—	—	—	—	—	—	6.00%
Subtotal	—	—	—	—	—	—	—	—	645
Short- term debt	—	—	—	—	—	—	—	—	645

Long term debt:
Fixed rate debt:
U.S. Dollar
Yankee bonds (2)	1	—	—	—	—	41,428	41,429	37,058	52,255
Interest rate	3.06%	—	—	—	—	3.06%	3.06%		3.09%
Bank loans	—	29	63	—	—	—	92	92
Interest rate	—	6.81%	6.81%	—	—	—	6.81%
Mexican pesos
Senior notes	7,500	—	—	—	8,493	15,445	31,438	29,191	25,947
Interest rate	5.46%	—	—	—	7.87%	8.28%	7.50%		6.97%
Brazilian reais
Bank loans	35	21	—	—	—	—	56	56	94
Interest rate	6.96%	6.98%	—	—	—	—	6.96%		6.24%
Uruguayan pesos
Bank loans	976	—	—	—	—	—	976	976	1,186
Interest rate	6.27%	—	—	—	—	—	6.27%		6.65%
Subtotal	8,512	50	63	—	8,493	56,873	73,991	67,373	79,482
Variable rate debt:
Mexican pesos

Expressed in millions of mexican pesos. (1)	2023	2024	2025	2026	2027	2028 and following years	Carrying value as of December 31, 2022	Fair value as of December 31, 2022	Carrying value as of December 31, 2021
Senior notes	—	—	1,727	2,923	—	—	4,650	4,556	5,650
Interest rate	—	—	10.43%	10.40%	—	—	10.41%		5.35%
Brazilian reais
Bank loans	12	7	6	3	—	—	28	28	5
Interest rate	9.75%	9.74%	9.83%	9.83%	—	—	9.77%		8.95%
Subtotal	12	7	1,733	2,926	—	—	4,678	4,584	5,655
Long term debt	8,524	57	1,796	2,926	8,493	56,873	78,669	71,957	85,137
Current portion of long term debt	8,524	—	—	—	—	—	8,524	—	1,808
Long- term debt	—	57	1,796	2,926	8,493	56,873	70,145	71,957	83,329

(1) All interest rates shown in this table are weighted average contractual annual rates.
(2) Interest rate derivatives that have been designated as fair value hedge relationships have been used by the Company to mitigate the volatility in the fair value of existing financing instruments due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “Market value (gain) loss in financial instruments” in the period in which they occur. During 2022, we are applying IFRS 9 to the hedged portion of the Senior Notes of US$ 705, which are linked to an interest rate swap. Starting in this year, the hedging gain or loss will adjust the carrying amount of the hedged item and will be recognized in P&L under “Market value (gain) loss in financial instruments”. As of December 31, 2022, the Company is recording a gain of Ps. 1,647 in the income statement under “Market value (gain) loss in financial instruments”, which offsets the loss on interest rate derivatives used to hedge debt denominated in USD, that resulted from increases in interest rates.

The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2022 and 2021, which is considered to be level 1 in the fair value hierarchy.

For the years ended December 31, 2022, 2021 and 2020, the interest expense related to the bank loans and notes payable is comprised as follows and included in the consolidated income statement under the interest expense caption:

	2022	2021	2020
Interest on debts and borrowings	Ps. 4,104	Ps. 4,544	Ps. 6,228
Finance charges for employee benefits	286	248	231
Derivative instruments (Interest)	1,706	1,097	1,174
Finance charges of leases	132	101	105
Finance operating charges	272	202	156
	Ps. 6,500	Ps. 6,192	Ps. 7,894

The Company has the following debt bonds: a) registered with the Mexican stock exchange: i) Ps. 7,500 (nominal amount) with a maturity date in 2023 and fixed interest rate of 5.46%, ii) Ps. 8,500 (nominal amount) with a maturity date in 2027 and fixed interest rate of 7.87%, iii) Ps. 1,727 (nominal amount) with a maturity date in 2025 and floating interest rate of TIIE + 0.08%, iv) Ps. 3,000 (nominal amount) with a maturity date in 2028 and fixed interest rate of 7.35%, v) Ps. 6,965 (nominal amount) on a Sustainability-
Linked Bond (SLB) with a maturity date in 2028 and fixed rate of 7.36%, and vi) Ps. 2,435 (nominal amount) on an SLB with a maturity date in 2026 and floating rate of TIIE + 0.05%, vii) Ps.5,500 (nominal amount) with a maturity date in 2029 and a fixed rate of 9.95%, viii) Ps. 500 (nominal amount) with a maturity date in 2026 and a floating rate of TIIE + 0.05% and b) registered with the SEC : i) Senior notes of US. $ 1,041 with interest at a fixed rate of 2.75% and maturity date on January 22, 2030, ii) Senior notes of US. $ 705 with interest at a fixed rate of 1.85% and maturity date on September 1, 2032 and iii) Senior notes of US. $ 489 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043 all of which are guaranteed by our subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., and Yoli de Acapulco, S. de R.L. de C.V. (“Guarantors”).

During 2020, the Company obtained (and paid off) bank loans to build liquidity in light of the recent COVID-19 pandemic: in Mexico for an amount of Ps. 15,650 at a weighted interest rate of 6.04%, and in Argentina and Colombia for an amount of Ps. 1,184. Similarly, on January 22, 2020 the Company prepaid senior notes in Mexico for US. $ 900, and on February 18, 2020, the Company paid the total balance of its senior notes for US. $ 500. In addition, the Company celebrated bank loans in Argentine and Uruguayan pesos with some banks for Ps. 711 and Ps. 759 (nominal amounts), respectively.

In September 2021, the Company issued the first SLB in the Mexican Market on a dual-tranche transaction for an amount of Ps. 9,400; such bonds were used to prepay bank loans in Mexico with maturity dates in 2025 and 2026. The bond’s interest rate depends on us achieving key performance indicators, and in the event that such indicators are not met by the dates established in the offering documents (2024 and 2026), the interest rate on the bonds will increase by 25 basis points.

Additionally, during 2021, the Company obtained bank loans in local currency in Argentina and Uruguay for Ps. 461 and Ps. 1,114 (nominal amounts) respectively.

During 2022, the Company repurchased a portion of the following notes registered with the SEC i) Senior notes of US. $ 209 with maturity date on January 2030, and ii) Senior notes of US. $111 with maturity date on November 2043, representing a net savings of Ps. 408 (nominal amounts). The amounts showed on the first paragraph already consider these repurchases

Additionally, during 2022, the Company issued a social and sustainable bond in the Mexican Market on a dual-tranche transaction for an amount of Ps. 6,000.
18.1 Reconciliation of liabilities arising from financing activities.

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2021	Repayments	Proceeds	New leases	Others	Market Value (gain) in financial instruments	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2022
Short-term bank loans	Ps. 645	Ps. (521)	Ps. —	Ps. —	Ps. —	Ps. —	Ps. —	Ps. (124)	Ps. —
Total short-term from financing activities	Ps. 645	Ps. (521)	Ps. —	Ps. —	Ps. —	Ps. —	Ps. —	Ps. (124)	Ps. —
Long-term bank loans	1,284	(314)	89	—	—	—	17	76	1,152
Long-term notes payable	83,853	(7,597)	6,000	—	(272)	(1,647)	(2,820)	—	77,517
Total long-term from financing activities	Ps. 85,137	Ps. (7,911)	Ps. 6,089	Ps. —	Ps. (272)	Ps. (1,647)	Ps. (2,803)	Ps. 76	Ps. 78,669

Lease liabilities	Ps. 1,505	Ps. (631)	Ps. —	Ps. 1,083	Ps. 180	Ps. —	Ps. 17	Ps. (19)	Ps. 2,135

Total from financing activities	Ps. 87,287	Ps. (9,063)	Ps. 6,089	Ps. 1,083	Ps. (92)	Ps. (1,647)	Ps. (2,786)	Ps. (67)	Ps. 80,804

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2020	Repayments	Proceeds	New leases	Others	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2021
Short-term bank loans	Ps. 1,645	Ps. (1,925)	Ps. 844	Ps. —	Ps. —	Ps. —	Ps. 81	Ps. 645
Total short-term from financing activities	Ps. 1,645	Ps. (1,925)	Ps. 844	Ps. —	Ps. —	Ps. —	Ps. 81	Ps. 645
Long-term bank loans	10,568	(9,764)	947	—	—	—	(467)	1,284
Long-term notes payable	75,265	(2,500)	9,400	—	—	1,688	—	83,853
Total long-term from financing activities	Ps.85,833	Ps.(12,264)	Ps.10,347	Ps.—	Ps.—	Ps.1,688	Ps.(467)	Ps.85,137

Lease liabilities	Ps. 1,306	Ps. (629)	Ps. —	Ps. 533	Ps. 340	Ps. (3)	Ps. (42)	Ps. 1,505

Total from financing activities	Ps. 88,784	Ps. (14,818)	Ps. 11,191	Ps. 533	Ps. 340	Ps. 1,685	Ps. (428)	Ps. 87,287